Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash on hand and in banks (Note 27)	₱ 9,993	₱ 16,533
Temporary cash investments (Note 27)	6,184	8,678
Cash and cash equivalents	₱ 16,177	₱ 25,211	₱ 23,907	₱ 40,237